INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Income Tax (benefit) provision	$ (52,000)			$ 1,502,000		$ (472,000)	$ 1,030,000	$ 57,000
Deferred tax asset valuation allowance					3,600,000		2,104,000
Internal Revenue Service (IRS) [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards					150,000
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards					6,149,000		4,131,000
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards					$ 2,453,000		$ 2,238,000